Inventories (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Inventories
Provision for inventories	0	0	0
Weighted average remaining useful life of donated cord blood units	19 years
The estimated increase per annum in number of successful matches of donated units (as a percent)	7.00%